Employee Benefits - Summary of Fair Value of Plan Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023	Dec. 08, 2022
Disclosure of fair value of plan assets [line items]
Publicly-traded fixed income securities	$ 6.2	$ 7.5
Insurance contracts	147.2	150.5	$ 155.1
Other	50.8	69.3
Total	271.3	267.6
Canadian equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	25.7	15.9
Foreign equity securities [member]
Disclosure of fair value of plan assets [line items]
Publicly-traded equity securities	$ 41.4	$ 24.4